Intangibles Assets - Summary of the trademark has been allocated to the Group's CGUs (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Brand names	S/ 434,557	S/ 412,729	S/ 478,531
Hospital y Clinica OCA SA de CV, Doctors [Member]
Disclosure of detailed information about intangible assets [line items]
Brand names	134,687	131,643	158,020
Hospital y Clinica OCA SA de CV, OCA [Member]
Disclosure of detailed information about intangible assets [line items]
Brand names	68,058	S/ 66,519	S/ 79,847
Hospital y Clinica OCA SA de CV, Cuauhtémoc [Member]
Disclosure of detailed information about intangible assets [line items]
Brand names	S/ 8,019